S-K 1606, De-SPAC Board Determination	Sep. 11, 2026
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

Launch Two Board’s Reasons for the Approval of the Business Combination

The Launch Two Board considered a variety of factors in connection with its evaluation of the Business Combination. In light of the number and complexity of those factors, the Launch Two Board, as a whole, did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors that it considered in reaching its determination and supporting its decision. Individual directors may have given different weight to different factors. The Launch Two Board viewed its decision as being a business judgment that was based on all of the information available to, and the factors presented to and considered by it. Certain information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements.”

Prior to Launch Two entering into the Business Combination Agreement, the Launch Two Board convened a meeting to complete its evaluation of the proposed Business Combination and the Transactions. In such evaluation, the Launch Two Board considered the matters necessary or appropriate for the Launch Two Board to reach an informed conclusion as to the fairness and advisability of the Transactions, including, without limitation, whether the proposed Business Combination is in the best interests of Launch Two’s shareholders. The Launch Two Board unanimously approved the Transactions as being fair to and in the best interests of Launch Two and its shareholders as a whole, and determined to recommend the Business Combination to the Launch Two shareholders. Prior to reaching these conclusions and determinations, the Launch Two Board consulted with Launch Two’s advisors and reviewed in detail information and analyses provided to the Launch Two Board by Launch Two management, as further described below. Additionally, the Launch Two Board obtained a fairness opinion from Houlihan Capital regarding the consideration to be issued or paid in the Business Combination. As Launch Two management and the members of the Launch Two Board have substantial experience evaluating the financial merits of companies across a variety of industries, including asset management, financial services, real estate, energy, technology, industrial, and business and consumer services sectors, the Launch Two Board concluded that their experience and background enabled them to make the necessary analyses and determinations regarding the proposed Business Combination and its terms.

The Launch Two Board considered a number of factors pertaining to the Business Combination as generally supporting its decision to enter into the Business Combination Agreement and the transactions contemplated thereby, including, but not limited to, the following material factors:

•        NuCube’s business, technology platform and market opportunity.    Launch Two Board considered NuCube’s development of high-temperature modular microreactors designed to provide reliable, scalable and low-carbon energy solutions, including for potential applications involving energy-intensive industries, remote communities and data centers. The Launch Two Board considered the potential market opportunity for advanced nuclear technologies and the increasing demand for reliable energy solutions.

•        NuCube’s technology and competitive position.    Launch Two Board considered NuCube’s proprietary technology, engineering capabilities, use of advanced nuclear fuel technologies and development approach, including its efforts toward commercialization of its microreactor systems. The Launch Two Board considered NuCube’s potential competitive advantages relative to other energy solutions and advanced reactor technologies, including its solid-state microreactor design with no moving parts, its expected ability to provide continuous, high-temperature, carbon-free power for energy-intensive applications, its focus on supplying reliable, high-temperature power for artificial intelligence (“AI”) data centers, industrial facilities and remote applications, its modular reactor design intended to facilitate manufacturing and deployment, its use of TRISO fuel, and the expected operational and safety characteristics of its solid-state reactor architecture.

•        Experienced management team and technical expertise.    Launch Two Board considered the experience of NuCube’s management team, technical personnel and advisors in nuclear technology development, engineering, fuel qualification, regulatory matters and commercialization efforts. In particular, the Launch Two Board considered the management team’s collective experience in advanced reactor design and commercialization, nuclear fuels development, nuclear operations, engineering and project execution, as well as the backgrounds of key executives who previously held leadership and technical roles at organizations such as the Idaho National Laboratory, Battelle Energy Alliance, the Tennessee Valley Authority and Ultra Safe Nuclear Corporation.

•        Fairness Opinion.    The Houlihan Capital opinion, dated June 18, 2026, to the Launch Two Board to the effect that, as of that date and qualified by the assumptions, qualifications and limiting conditions therein, the consideration to be paid by Launch Two in the Business Combination is fair, from a financial point of view, to Launch Two, as more fully described below in the section of this proxy statement/prospectus entitled “— Opinion of Houlihan Capital, LLC.”

The Launch Two Board also considered a variety of uncertainties, risks and other potentially negative factors concerning the Business Combination, including, but not limited to, the following material factors:

•        Shareholder Redemptions.    Public shareholders of Launch Two have the right to redeem their public shares in connection with the shareholder vote to approve the Business Combination. The Launch Two Board considered the risk that significant redemptions could reduce the cash available to the combined company and make it more difficult to satisfy the $75 million Minimum Cash Condition or otherwise complete the Business Combination.

•        Sponsor Incentives and Potential Conflicts of Interest.    The Launch Two Board considered that the Sponsor and Launch Two’s directors and officers may have interests in the Business Combination that differ from, or are in addition to, the interests of Launch Two’s public shareholders, including because the Sponsor’s founder shares, private placement warrants and other interests would have value only if an initial business combination is completed. As a result, the Sponsor and Launch Two’s directors and officers may have conflicts of interest in evaluating and determining whether to pursue and consummate the Business Combination. See the section entitled “The Business Combination Proposal — Interests of Launch Two’s Directors and Officers in the Business Combination.”

•        Fees and Expenses.    The Launch Two Board considered the fees and expenses expected to be incurred in connection with the Business Combination and the potential impact of such expenses on the combined company and the cash available at Closing.

•        Execution and commercialization risk.    The Launch Two Board considered the risks associated with NuCube’s ability to successfully develop, commercialize and scale its advanced nuclear technology, execute its business plan and achieve its anticipated growth objectives.

•        Regulatory and industry risk.    The Launch Two Board considered the significant regulatory, licensing and permitting requirements applicable to NuCube’s business, together with the uncertainties inherent in the advanced nuclear industry and the timing of regulatory approvals.

•        Financing and operating risk.    The Launch Two Board considered NuCube’s anticipated future capital requirements, its pre-revenue stage of development and the risks associated with obtaining sufficient financing to support its operations and commercialization strategy.

•        General transaction and public company risks.    The Launch Two Board considered the risks associated with completing the Business Combination, operating as a public company and the other risks described under the section entitled “Risk Factors.”

After considering the foregoing factors, together with the other information available to it, the Launch Two Board unanimously determined that the Business Combination Agreement and the transactions contemplated thereby were advisable and in the best interests of Launch Two and its shareholders.

At the conclusion of this process, the Launch Two Board determined that while, like all business deals, the acquisition of NuCube presents potential risks, nevertheless pursuing a business combination with NuCube would overall be an attractive opportunity for Launch Two and its shareholders. Based on its review of information about NuCube and its business plans, together with the results of Launch Two management’s financial analyses, as further described below, the factors considered by the Launch Two Board that supported its decision that the Transactions are in the best interests of Launch Two and its shareholders included, but were not limited to, the following:

•        Experienced Management Team.    The Launch Two Board believed NuCube’s management possesses significant technical, commercial and industry experience necessary to execute its business strategy.

•        Large Addressable Market.    The Launch Two Board believed NuCube is positioned to capitalize on increasing demand for reliable, carbon-free baseload electricity, particularly from AI data centers, industrial customers and other energy-intensive applications.

•        Differentiated Technology Platform.    The Launch Two Board considered NuCube’s advanced microreactor technology, intellectual property portfolio and commercialization strategy as providing meaningful competitive differentiation.

•        Growth Opportunity.    The Launch Two Board believed the Business Combination would provide NuCube with enhanced access to capital markets to support commercialization and future growth initiatives.

•        Public Company Platform.    The transaction would provide NuCube with access to the public capital markets while providing Launch Two shareholders the opportunity to participate in NuCube’s anticipated future growth.

•        Transaction Terms.    The Launch Two Board considered the negotiated valuation, transaction structure, governance arrangements, closing conditions, representations, warranties and covenants contained in the Business Combination Agreement.

•        Due Diligence Results.    The Launch Two Board considered the results of the legal, financial, accounting, tax, regulatory and business diligence performed by Launch Two and its advisors.

•        Fairness Opinion.    Receipt of the fairness opinion from Houlihan Capital that, as of its date and subject to the assumptions and limitations contained therein, the consideration to be issued or paid in the Business Combination was fair, from a financial point of view, to Launch Two.

•        Ability to Complete Launch Two’s Business Objective.    The transaction provides Launch Two with an opportunity to complete its initial business combination within the required timeframe.

In the course of its deliberations, in addition to the various other risks associated with the business of NuCube, as described in the section entitled “Risk Factors” and appearing elsewhere in this proxy statement/prospectus, the Launch Two Board also considered a variety of uncertainties, risks and other potentially negative reasons relevant to the Business Combination, including the following:

•        Execution and Commercialization Risk:    NuCube’s ability to successfully develop, commercialize and deploy its microreactor technology and execute its business plan.

•        Regulatory, Licensing and Permitting Risk:    The risks associated with obtaining required governmental, regulatory and licensing approvals, including NRC licensing and interactions with the DOE, and the potential impact that regulatory delays or changes could have on NuCube’s development and commercialization efforts.

•        Fuel Supply Risk (HALEU):    The availability and timing of commercial HALEU fuel supply and the potential impact of supply constraints or delays on commercialization.

•        Availability of Transaction Financing:    The risk that the amount of cash available at Closing could be affected by shareholder redemptions, financing conditions or the failure to satisfy the transaction’s minimum cash condition, which could require the parties to obtain additional financing or otherwise affect the timing or consummation of the Business Combination.

•        Technology Development Risk:    The risks associated with the successful development, testing and commercialization of NuCube’s technology, including the possibility of technical challenges, delays in development or deployment, or that the technology may not perform as anticipated.

•        Public Company/Transaction Risk:    The risks associated with completing the Business Combination and operating as a public company, including increased compliance, governance and reporting obligations, integration challenges, continued Nasdaq listing requirements and the additional costs associated with being a public company.

In addition to considering the factors described above, the Launch Two Board also considered that the Sponsor and certain officers and directors of Launch Two may have interests in the Business Combination as individuals that are in addition to, and that may be different from, the interests of Launch Two shareholders (see section entitled “The Business Combination Proposal — Interests of Launch Two’s Sponsor, Directors, and Officers in the Business Combination”). In evaluating the conflicts of interest referenced above, the Launch Two Board concluded that the potentially disparate interests would be mitigated because (i) certain of these interests were disclosed in the prospectus for the IPO and are disclosed in this proxy statement/prospectus, (ii) most of these disparate interests would exist with respect to a business combination by Launch Two with any other target business or businesses, and (iii) the Sponsor will hold equity interests in the Combined Company with value that, after the Closing, will be based on the future performance of the Combined Company’s stock.

After considering the foregoing, the Launch Two Board concluded, in its business judgment, that the potential benefits to Launch Two and its shareholders relating to the Business Combination outweighed the potentially negative factors and risks relating to the Business Combination.

NuCube’s Reasons for the Business Combination

After careful consideration and consultation with NuCube’s management and NuCube’s financial and legal advisors, NuCube’s board of directors (the “NuCube Board”) determined that the Business Combination contemplated by the Business Combination Agreement was advisable and in the best interests of NuCube and its stockholders. In reaching its determination, the NuCube Board considered numerous factors in evaluating the Business Combination, including, among others, the optimal path to support NuCube’s growth, the terms and conditions of the Business Combination Agreement, the current economic, industry and market conditions affecting NuCube, NuCube’s potential path to becoming a public company, the potential liquidity opportunity for NuCube’s long-term stockholders and the risks and uncertainties associated with the Business Combination. The NuCube Board also considered the potential detriments of the Business Combination to NuCube and its affiliates, including, among other factors, the possibility that the Business Combination might not be completed in a timely manner or at all, the costs involved in connection with completing the Business Combination, the time and effort of NuCube management required to complete the Business Combination and the interests of NuCube’s directors and officers. The NuCube Board concluded that the potential benefits of the Business Combination outweighed the associated risks and uncertainties. For a more detailed discussion of the material factors considered by the NuCube Board in approving the Business Combination, see the section entitled “The Business Combination — NuCube’s Reasons for the Business Combination.”